Financial risks (Details) kr in Thousands, $ in Millions					12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)	[1]
Financial risks
Repayment of royalty bond	$ 24.7	kr 157,600	$ 24.7	kr 157,600	$ 24.7	kr 158,311	kr 176,360	[1]	kr 0
Cash						kr 96,500	kr 252,900
Average weighted duration of the bond portfolio					3 years	3 years
Interest rate							9.375%
USD
Financial risks
Increase (decrease) in financial instrument due to reasonably possible change in designated risk component						kr 9,627	kr 12,304
Currency appreciation risk
Financial risks
Percentage of reasonably possible change in risk assumption						(10.00%)	(10.00%)
Currency depreciation risk
Financial risks
Percentage of reasonably possible change in risk assumption						10.00%	10.00%
Interest rate
Financial risks
Increase (decrease) in financial instrument due to reasonably possible change in designated risk component						kr 7,974	kr 5,562
Interest rate appreciation risk
Financial risks
Percentage of reasonably possible change in risk assumption						1.00%
Interest rate depreciation risk
Financial risks
Percentage of reasonably possible change in risk assumption							1.00%

[1]	See note 1 to the consolidated financial statements.